Employee Benefits - Annual Benefit Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
2021	$ 342
2022	258
2023	343
2024	421
2025	458
Years 2026 - 2030	3,700
Switzerland
Defined Benefit Plan Disclosure [Line Items]
2021	348
2022	342
2023	334
2024	326
2025	377
Years 2026 - 2030	$ 1,587